Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenues	$ 372,488	$ 214,640	$ 914,009	$ 507,817
Commissions and other agent-related costs	340,359	195,865	829,253	460,475
Gross Profit	32,129	18,775	84,756	47,342
General and administrative expenses	16,301	9,234	42,452	27,526
Marketing expenses	15,261	11,577	43,779	29,527
Research and development expenses	3,045	1,931	8,115	5,034
Settlement of litigation			9,250
Operating Loss	(2,478)	(3,967)	(18,840)	(14,745)
Other income	151	38	381	106
Finance expenses, net	(214)	(10)	(1,289)	(587)
Net Loss	(2,541)	(3,939)	(19,748)	(15,226)
Net income attributable to noncontrolling interests	45	85	150	311
Net Loss Attributable to the Owners of the Company	(2,586)	(4,024)	(19,898)	(15,537)
Other comprehensive income/(loss):
Cumulative (gain)/loss on investments in debt instruments classified as FVTOCI reclassified to profit or loss	3	79	97	214
Foreign currency translation adjustment	(230)	(52)	265	10
Total Comprehensive Loss Attributable to Owners of the Company	(2,813)	(3,997)	(19,536)	(15,313)
Total Comprehensive Income Attributable to NCI	45	85	150	311
Total Comprehensive Loss	$ (2,768)	$ (3,912)	$ (19,386)	$ (15,002)
Loss per share
Basic loss per share	$ (0.01)	$ (0.02)	$ (0.11)	$ (0.09)
Diluted loss per share	$ (0.01)	$ (0.02)	$ (0.11)	$ (0.09)
Weighted-average shares, basic	196,668	180,611	188,864	180,158
Weighted-average shares, diluted	196,668	180,611	188,864	180,158